Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$891	$ 899,980
Series 2024-A, Class B, 5.827%, 5/17/32(1)	1,514	1,530,122
Series 2024-A, Class C, 6.022%, 5/17/32(1)	785	795,311
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,218	1,212,978
Series 2025-B, Class B, 4.501%, 9/15/33(1)	1,500	1,495,234
Series 2026-A, Class B, 4.709%, 3/15/34(1)	746	745,385
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	777	779,397
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 2/15/33(1)	831	828,987
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	318	318,446
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,231	2,230,178
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	178	178,850
Series 2024-1A, Class A2, 4.363%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	1,123	1,124,741
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	681	681,826
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32(1)	1,688	1,695,401
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	2,066	2,046,237
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	4,862	4,698,550
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	698	701,791
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(3)	1,096	1,094,376
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(3)	884	877,500
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	1,462	1,462,376
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	653	655,811
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.178%, (30-day SOFR Average + 1.55%), 10/25/55(1)(2)	1,328	1,334,361
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	220	217,382
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, 4.959%, (30-day SOFR Average + 1.35%), 3/20/56(1)(2)	954	959,522
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	135	135,569
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	1,637	1,658,276
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	749	751,557
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	1,358	1,358,933
Series 2026-1A, Class A2, 4.68%, 7/15/30(1)	1,650	1,646,796
Security	Principal Amount (000's omitted)	Value
Marlette Funding Trust, Series 2024-1A, Class C, 6.34%, 7/17/34(1)	$1,840	$ 1,846,604
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	581	582,084
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	47	47,022
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	672	670,061
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	1,678	1,692,103
OBX Trust, Series 2025-HE1, Class A1, 5.228%, (30-day SOFR Average + 1.60%), 2/25/55(1)(2)	2,532	2,547,439
Octane Receivables Trust:
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	928	932,804
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	253	253,566
OneMain Financial Issuance Trust:
Series 2019-2A, Class A, 3.14%, 10/14/36(1)	1,040	1,027,038
Series 2020-2A, Class A, 1.75%, 9/14/35(1)	1,254	1,240,639
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	1,115	1,062,104
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	1,065	1,065,871
Oportun Issuance Trust, Series 2021-B, Class B, 1.96%, 5/8/31(1)	47	46,800
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	778	777,981
Pagaya AI Debt Grantor Trust:
Series 2024-9, Class A, 5.065%, 3/15/32(1)	673	673,413
Series 2026-4, Class A2, 5.245%, 1/16/34(1)	2,107	2,105,092
Series 2026-R2, Class B, 5.689%, 2/15/34(1)	2,425	2,422,579
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	413	414,246
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	311	310,965
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.013%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	2,636	2,631,609
RCKT Trust, Series 2025-2A, Class A, 4.48%, 11/27/34(1)	1,383	1,384,372
Reach ABS Trust:
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	31	31,567
Series 2025-1A, Class A, 4.96%, 8/16/32(1)	142	141,703
Series 2026-1A, Class A, 4.32%, 2/15/33(1)	681	680,420
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	3,065	3,088,265
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	702	718,870
Series 2025-A, Class B, 4.484%, 1/16/34(1)	989	984,178
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	1,411	1,342,627
SoFi Consumer Loan Program Trust:
Series 2025-1, Class A, 4.80%, 2/27/34(1)	858	859,070
Series 2025-2, Class A, 4.82%, 6/25/34(1)	396	396,573
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	774	728,507
Taco Bell Funding LLC:
Series 2018-1A, Class A2II, 4.94%, 11/25/48(1)	895	893,803
Series 2021-1A, Class A2I, 1.946%, 8/25/51(1)	538	528,983

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 6/20/28(1)	$2,445	$ 2,441,470
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)	1,972	1,974,808
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 4.978%, (30-day SOFR Average + 1.35%), 9/25/65(1)(2)	1,871	1,879,432
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	396	370,277
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,310	1,139,022
Truist Bank Auto Credit-Linked Notes:
Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,818	1,812,087
Series 2026-1, Class B, 5.067%, 6/26/34(1)	703	702,373
Verdant Receivables LLC, Series 2025-1A, Class A2, 4.85%, 3/13/28(1)	2,571	2,576,513
Wingspire Equipment Finance LLC:
Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	632	633,782
Series 2025-1A, Class A2, 4.33%, 9/20/33(1)	1,130	1,128,606
Total Asset-Backed Securities (identified cost $83,104,078)		$82,903,201

Collateralized Mortgage Obligations — 12.6%

Security	Principal Amount (000's omitted)	Value
Ellington Financial Mortgage Trust, Series 2026-INV2, Class A1F, 4.778%, (30-day SOFR Average + 1.15%), 2/25/71(1)(2)	$1,950	$ 1,953,149
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 4.928%, (30-day SOFR Average + 1.30%), 10/25/53(2)	832	841,331
Series 406, Class F30, 4.778%, (30-day SOFR Average + 1.15%), 10/25/53(2)	905	912,840
Series 5326, Class FA, 4.728%, (30-day SOFR Average + 1.10%), 8/25/53(2)	1,595	1,605,701
Series 5370, Class FB, 5.028%, (30-day SOFR Average + 1.40%), 1/25/54(2)	1,539	1,558,206
Series 5379, Class FA, 4.828%, (30-day SOFR Average + 1.20%), 2/25/54(2)	1,611	1,626,854
Series 5397, Class AF, 4.678%, (30-day SOFR Average + 1.05%), 4/25/54(2)	3,072	3,087,258
Series 5397, Class FE, 4.888%, (30-day SOFR Average + 1.26%), 4/25/54(2)	1,574	1,592,734
Series 5410, Class FD, 4.878%, (30-day SOFR Average + 1.25%), 5/25/54(2)	2,441	2,467,919
Series 5410, Class FE, 4.728%, (30-day SOFR Average + 1.10%), 5/25/54(2)	1,657	1,671,068
Series 5460, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 10/25/54(2)	1,519	1,527,719
Series 5461, Class FA, 4.578%, (30-day SOFR Average + 0.95%), 10/25/54(2)	1,924	1,930,572
Series 5475, Class FJ, 4.878%, (30-day SOFR Average + 1.25%), 11/25/54(2)	2,119	2,126,566
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(2)	$2,872	$ 2,899,693
Series 5499, Class FQ, 4.778%, (30-day SOFR Average + 1.15%), 2/25/55(2)	2,368	2,386,659
Series 5513, Class FA, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,588	1,595,550
Series 5517, Class FJ, 4.678%, (30-day SOFR Average + 1.05%), 3/25/55(2)	1,706	1,717,143
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,836	1,844,750
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(2)	1,451	1,456,052
Series 5626, Class FD, 4.328%, (30-day SOFR Average + 0.70%), 9/25/55(2)	2,873	2,875,950
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	354	354,548
Series 2024-DNA1, Class M1, 4.978%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	776	778,457
Series 2024-HQA1, Class A1, 4.878%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	4,802	4,827,390
Federal National Mortgage Association:
Series 2006-46, Class FG, 3.992%, (30-day SOFR Average + 0.364%), 6/25/36(2)	459	457,920
Series 2023-56, Class FA, 5.028%, (30-day SOFR Average + 1.40%), 11/25/53(2)	925	936,563
Series 2024-5, Class FT, 4.428%, (30-day SOFR Average + 0.80%), 3/25/54(2)	3,316	3,320,880
Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(2)	874	879,579
Series 2024-36, Class FB, 4.778%, (30-day SOFR Average + 1.15%), 6/25/54(2)	1,191	1,200,308
Series 2024-48, Class FC, 4.728%, (30-day SOFR Average + 1.10%), 7/25/54(2)	1,777	1,790,612
Series 2024-84, Class JF, 5.098%, (30-day SOFR Average + 1.47%), 11/25/54(2)	1,509	1,526,440
Series 2024-95, Class FA, 5.128%, (30-day SOFR Average + 1.50%), 12/25/54(2)	2,169	2,186,052
Series 2025-31, Class FB, 4.778%, (30-day SOFR Average + 1.15%), 6/25/54(2)	608	611,725
Series 2025-63, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 8/25/55(2)	2,345	2,357,772
Series 2025-75, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 9/25/55(2)	1,819	1,825,008
Series 2025-109, Class FC, 4.628%, (30-day SOFR Average + 1.00%), 11/25/54(2)	1,433	1,436,336
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,144	1,153,170
Series 2022-R01, Class 1M1, 4.628%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	37	37,295
Series 2025-R05, Class 2A1, 4.628%, (30-day SOFR Average + 1.00%), 7/25/45(1)(2)	1,550	1,555,624
Government National Mortgage Association:
Series 2011-44, Class KF, 4.154%, (1 mo. SOFR + 0.514%), 3/20/41(2)	840	838,070

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(2)	$2,306	$ 2,313,506
Series 2023-116, Class DF, 4.709%, (30-day SOFR Average + 1.10%), 8/20/53(2)	1,206	1,215,508
Series 2023-149, Class NF, 4.659%, (30-day SOFR Average + 1.05%), 10/20/53(2)	757	761,766
Series 2024-30, Class LF, 4.609%, (30-day SOFR Average + 1.00%), 2/20/54(2)	729	731,939
Series 2024-43, Class FB, 4.559%, (30-day SOFR Average + 0.95%), 3/20/54(2)	978	982,666
Series 2024-146, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 9/20/64(2)	1,946	1,964,567
Series 2024-160, Class FT, 4.559%, (30-day SOFR Average + 0.95%), 10/20/54(2)	2,202	2,210,587
Series 2024-177, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 10/20/54(2)	460	460,935
Series 2024-197, Class GF, 4.609%, (30-day SOFR Average + 1.00%), 12/20/54(2)	1,020	1,024,294
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(2)	1,879	1,895,784
Series 2025-134, Class FL, 4.609%, (30-day SOFR Average + 1.00%), 6/20/55(2)	321	322,336
Series 2025-139, Class FE, 4.709%, (30-day SOFR Average + 1.10%), 8/20/65(2)	1,451	1,457,059
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.312%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	1,204	1,207,638
Series 2023-HE3, Class A1, 5.209%, (30-day SOFR Average + 1.60%), 5/20/54(1)(2)	2,329	2,336,063
Series 2024-HE2, Class A1, 4.812%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	684	685,444
Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.58%, (30-day SOFR Average + 0.95%), 5/25/55(1)(2)	2,708	2,709,947
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(2)	914	918,255
Radnor Re Ltd., Series 2023-1, Class M1A, 6.328%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	1	590
Total Collateralized Mortgage Obligations (identified cost $88,644,569)		$88,950,347

Commercial Mortgage-Backed Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(2)	$1,700	$ 1,706,112
Extended Stay America Trust:
Series 2025-ESH, Class A, 4.925%, (1 mo. SOFR + 1.30%), 10/15/42(1)(2)	1,849	1,855,462
Series 2026-ESH2, Class A, 4.825%, (1 mo. SOFR + 1.20%), 2/15/43(1)(2)	1,143	1,145,850
Series 2026-ESH2, Class B, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(2)	1,640	1,646,967
Security	Principal Amount (000’s omitted)	Value
Great Wolf Trust, Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	$1,090	$ 1,093,943
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.375%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	2,415	2,418,516
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.019%, (1 mo. SOFR + 1.393%), 10/15/40(1)(2)	440	441,662
NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.836%, (1 mo. SOFR + 1.21%), 11/15/38(1)(2)	3,950	3,949,702
ORL Trust, Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,459,368
TX Trust, Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,625,741
Total Commercial Mortgage-Backed Securities (identified cost $19,307,278)		$ 19,343,323

Corporate Bonds — 47.1%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 1.40%, 8/5/26	600	$ 597,545
		$ 597,545
Communications — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	2,600	$ 2,568,766
5.125%, 5/1/27(1)	926	924,601
NTT Finance Corp., 5.104%, 7/2/27(1)	415	417,440
		$ 3,910,807
Consumer, Cyclical — 5.5%
Air Canada, 3.875%, 8/15/26(1)	3,350	$3,349,090
Alaska Airlines Pass-Through Trust, 4.80%, 2/15/29(1)	1,223	1,223,224
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	5,225	5,221,362
Ford Motor Credit Co. LLC:
4.95%, 5/28/27	2,500	2,501,878
5.125%, 11/5/26	3,225	3,229,060
General Motors Financial Co., Inc.:
2.35%, 2/26/27	3,694	3,644,759
2.40%, 4/10/28	985	946,843
Hyundai Capital America, 4.875%, 6/23/27(1)	6,510	6,535,934
Stellantis Finance U.S., Inc., 1.711%, 1/29/27(1)	5,415	5,320,704
Stellantis Financial Services U.S. Corp., 5.40%, 6/15/29(1)	1,300	1,295,594
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,632,780
		$38,901,228
Consumer, Non-cyclical — 3.1%
Ashtead Capital, Inc., 1.50%, 8/12/26(1)	3,440	$3,427,314
Centene Corp., 4.25%, 12/15/27	2,795	2,781,733

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
CVS Pass-Through Trust, 6.036%, 12/10/28		199	$ 200,071
HCA, Inc., 4.50%, 2/15/27		3,350	3,348,902
ICON Investments Six DAC, 5.809%, 5/8/27		1,950	1,965,616
JDE Peet's NV, 1.375%, 1/15/27(1)		3,500	3,435,765
Smithfield Foods, Inc., 4.25%, 2/1/27(1)		6,988	6,972,045
			$ 22,131,446
Financial — 34.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27		1,947	$ 1,948,280
Ally Financial, Inc., 4.75%, 6/9/27		3,400	3,408,259
American National Group, Inc., 5.00%, 6/15/27		5,520	5,529,971
Antares Holdings LP, 3.95%, 7/15/26(1)		1,785	1,784,219
Athene Global Funding:
4.86%, 8/27/26(1)		3,247	3,249,314
4.95%, 1/7/27(1)		4,990	4,997,418
Aviation Capital Group LLC, 3.50%, 11/1/27(1)		3,825	3,763,544
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26		2,121	2,109,176
Banco Santander SA, 4.175% to 3/24/27, 3/24/28(4)		6,600	6,582,434
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(4)		14,285	14,263,427
5.933% to 9/15/26, 9/15/27(4)		3,363	3,372,995
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)		8,351	8,304,372
Bank of Montreal, 4.309%, 6/1/27	CAD	4,650	3,314,426
Bank of Nova Scotia, 4.358%, (SOFR + 0.73%), 2/2/30(2)		3,448	3,446,260
Blackstone Private Credit Fund, 2.625%, 12/15/26		2,400	2,374,150
CaixaBank SA, 6.684% to 9/13/26, 9/13/27(1)(4)		9,025	9,063,136
Canadian Imperial Bank of Commerce, 4.428%, (SOFR + 0.80%), 1/29/30(2)		3,458	3,456,495
Capital One Financial Corp.:
1.878% to 11/2/26, 11/2/27(4)		3,450	3,418,397
4.927% to 5/10/27, 5/10/28(4)		2,175	2,180,419
Citadel LP, 4.875%, 1/15/27(1)		3,854	3,850,991
Citigroup, Inc., 3.07% to 2/24/27, 2/24/28(4)		3,400	3,368,280
Crown Castle, Inc., 2.90%, 3/15/27		3,425	3,388,208
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,425	2,364,606
Danske Bank AS, 4.298% to 4/1/27, 4/1/28(1)(4)		3,500	3,496,059
EPR Properties:
4.50%, 6/1/27		2,545	2,540,357
4.75%, 12/15/26(5)		5,086	5,086,947
Equitable America Global Funding, 3.95%, 9/15/27(1)		3,615	3,584,992
GA Global Funding Trust:
2.25%, 1/6/27(1)		1,467	1,449,684
4.40%, 9/23/27(1)		2,537	2,526,794
Goldman Sachs Group, Inc.:
3.615% to 3/15/27, 3/15/28(4)		4,100	4,073,458
4.341%, (SOFR + 0.71%), 1/21/29(2)		3,424	3,429,918
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)(5)		681	636,267
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
HSBC Holdings PLC:
4.375%, 11/23/26	3,465	$ 3,466,114
5.597% to 5/17/27, 5/17/28(4)	1,700	1,714,988
ING Groep NV, 6.083% to 9/11/26, 9/11/27(4)	6,350	6,367,667
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	3,305	3,283,506
Jefferies Financial Group, Inc.:
4.30%, 2/11/27	2,975	2,970,346
4.50%, 9/15/26	3,965	3,962,231
JPMorgan Chase & Co., 5.04% to 1/23/27, 1/23/28(4)	17,115	17,170,051
Liberty Mutual Insurance Co., 7.875%, 10/15/26(1)	5,055	5,099,128
LPL Holdings, Inc.:
4.625%, 11/15/27(1)	4,554	4,533,181
5.70%, 5/20/27	983	990,637
Marex Group PLC, 5.829%, 5/8/28	2,500	2,518,019
NatWest Markets PLC, 4.174%, 11/6/28(1)	3,460	3,425,397
Radian Group, Inc., 4.875%, 3/15/27	5,204	5,199,743
Royal Bank of Canada, 5.069% to 7/23/26, 7/23/27(4)	6,575	6,578,410
Sammons Financial Group, Inc., 4.45%, 5/12/27(1)	3,460	3,450,653
Societe Generale SA:
4.25%, 8/19/26(1)	3,042	3,040,695
5.25%, 2/19/27(1)	2,050	2,060,170
5.519% to 1/19/27, 1/19/28(1)(4)	2,075	2,085,259
Standard Chartered Bank, 4.718% to 5/28/28, 5/28/29(4)	3,430	3,430,612
Toronto-Dominion Bank, 4.109%, 10/13/28	3,465	3,429,732
Truist Bank, 4.42% to 7/24/27, 7/24/28(4)	6,937	6,929,775
U.S. Bank NA, 4.73% to 5/14/27, 5/15/28(4)	2,270	2,275,500
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(4)	7,273	7,247,623
4.703% to 8/5/26, 8/5/27(1)(4)	696	696,006
Wells Fargo & Co.:
3.526% to 3/24/27, 3/24/28(4)	3,400	3,375,429
3.584% to 5/22/27, 5/22/28(4)	8,150	8,082,876
		$239,747,001
Industrial — 0.7%
MasTec, Inc., 4.50%, 8/15/28(1)	2,500	$2,476,484
Sonoco Products Co., 4.45%, 9/1/26	853	853,091
TD SYNNEX Corp., 4.30%, 1/17/29	1,600	1,580,272
		$4,909,847
Technology — 1.6%
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	3,500	$3,471,994
Dell International LLC/EMC Corp., 4.90%, 10/1/26	354	354,152
Oracle Corp.:
4.55%, 2/4/29	2,120	2,090,246
4.738%, (SOFR + 1.11%), 2/4/29(2)	5,040	5,037,323
		$10,953,715

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities — 1.5%
AES Corp., 5.20%, 7/15/29	1,055	$ 1,061,194
NextEra Energy Capital Holdings, Inc., 4.685%, 9/1/27	5,176	5,189,280
NRG Energy, Inc., 2.45%, 12/2/27(1)	3,500	3,385,493
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	1,000	992,913
		$ 10,628,880
Total Corporate Bonds (identified cost $331,658,428)		$331,780,469

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(6)(7)	$1,000	$ 998,610
Total High Social Impact Investments (identified cost $1,000,000)		$ 998,610

Senior Floating-Rate Loans — 1.8%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 10/31/31(9)	$724	$ 726,987
Term Loan, 10/31/31(9)	276	276,523
		$ 1,003,510
Commercial Services & Supplies — 0.5%
Aramark Services, Inc., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/22/30	$1,623	$ 1,626,431
Prime Security Services Borrower LLC, Term Loan, 10/13/30(9)	1,000	994,875
Reworld Holding Corp.:
Term Loan, 1/15/31(9)	860	861,058
Term Loan, 1/15/31(9)	140	139,922
		$3,622,286
Insurance — 0.3%
HUB International Ltd., Term Loan, 6/20/30(9)	$1,000	$1,000,095
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,000	997,875
		$1,997,970
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$426	$426,504
		$426,504
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 5/5/28(9)	$1,500	$ 1,505,827
PRA Health Sciences, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	106	106,264
		$ 1,612,091
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,715	$ 1,712,987
		$ 1,712,987
Software — 0.1%
Open Text Corp., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	$467	$ 457,956
		$457,956
Trading Companies & Distributors — 0.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,715	$1,717,434
		$1,717,434
Total Senior Floating-Rate Loans (identified cost $12,577,315)		$12,550,738

U.S. Treasury Obligations — 16.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.375%, 7/31/27	$50,700	$ 48,701,707
1.875%, 2/28/27	2,324	2,291,900
2.75%, 4/30/27	66,475	65,769,889
Total U.S. Treasury Obligations (identified cost $117,123,971)		$116,763,496

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 8.3%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(10)	25,783,950	$ 25,783,950
Total Affiliated Fund (identified cost $25,783,950)		$ 25,783,950
Commercial Paper — 4.7%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 4.258%, 7/22/26(11)(12)	$7,040	$ 7,022,884
Harley-Davidson Financial Services, Inc., 4.599%, 7/6/26(11)(12)	2,100	2,098,599
HCA, Inc., 4.467%, 10/1/26(11)(12)	1,800	1,779,373
Jabil, Inc., 4.334%, 8/17/26(11)(12)	3,550	3,529,656
Oracle Corp.:
4.415%, 10/2/26(11)(12)	1,760	1,739,697
4.518%, 9/17/26(11)(12)	1,750	1,733,163
Rogers Communications, Inc., 4.275%, 7/16/26(11)(12)	7,040	7,027,412
TELUS Corp., 4.516%, 10/13/26(11)(12)	3,510	3,464,494
Triton Container International Ltd./TAL International Container Corp., 4.372%, 7/1/26(11)(12)	1,000	1,000,000
Videotron Ltd., 4.344%, 7/14/26(11)(12)	3,530	3,524,045
Total Commercial Paper (identified cost $32,922,128)		$32,919,323
Total Short-Term Investments (identified cost $58,706,078)		$58,703,273
Total Investments — 101.1% (identified cost $712,121,717)		$711,993,457
Other Assets, Less Liabilities — (1.1)%		$ (7,931,993)
Net Assets — 100.0%		$704,061,464

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $257,936,617 or 36.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,103,815 and the total market value of the collateral received by the Fund was $1,135,687, comprised of U.S. government and/or agencies securities.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $998,610, which represents 0.2% of the net assets of the Fund as of June 30, 2026.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(11)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2026, the aggregate value of these securities is $32,919,323 representing 4.7% of the Fund’s net assets.
(12)	Rate shown is the discount rate at date of purchase.

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,430,724	CAD	4,761,064	State Street Bank and Trust Company	9/16/26	$62,397	$ —
						$62,397	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(58)	Short	9/30/26	$(6,208,719)	$(4,161)
					$(4,161)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
		$1,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $26,782,560, which represents 3.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,012,260	$ —	$ —	$ —	$(13,650)	$ 998,610	$ 37,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	17,436,791	343,057,507	(334,710,348)	—	—	25,783,950	545,243	25,783,950
Total				$ —	$(13,650)	$26,782,560	$582,743

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$82,903,201	$ —	$82,903,201
Collateralized Mortgage Obligations	—	88,950,347	—	88,950,347
Commercial Mortgage-Backed Securities	—	19,343,323	—	19,343,323
Corporate Bonds	—	331,780,469	—	331,780,469
High Social Impact Investments	—	998,610	—	998,610
Senior Floating-Rate Loans	—	12,550,738	—	12,550,738
U.S. Treasury Obligations	—	116,763,496	—	116,763,496
Short-Term Investments:
Affiliated Fund	25,783,950	—	—	25,783,950
Commercial Paper	—	32,919,323	—	32,919,323
Total Investments	$25,783,950	$686,209,507	$ —	$711,993,457
Forward Foreign Currency Exchange Contracts	$ —	$62,397	$ —	$62,397
Total	$25,783,950	$686,271,904	$ —	$712,055,854
Liability Description
Futures Contracts	$(4,161)	$ —	$ —	$(4,161)
Total	$(4,161)	$ —	$ —	$(4,161)

Calvert
Ultra-Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.